CONSOLIDATED BALANCE SHEET - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Current Assets
Cash & cash equivalents	$ 80,353	$ 3,072
Deposits and advances	4,290
Related party receivables	119,599	4,000
Total current assets	204,242	7,072
Capital assets:
Property and equipment, net	134,315	9,562
Other assets:
Intangible assets, net	2,044	2,044
Total assets	340,601	18,678
Current Liabilities
Accounts payable and accrued expenses	15,366	12,510
Related party payable		37,826
Total current liabilities	15,366	50,336
Total liabilities	15,366	50,336
Stockholders' equity (deficit):
Preferred stock, par value $0.001, 10,000,000 preferred shares authorized, 1 share issued and outstanding
Common stock, $0.001 par value. 4,429,599 and 4,000,000 shares issued and outstanding as of October 31, 2017 and December 31, 2016, respectively	4,430	4,000
Additional paid-in capital	1,097,682	305,070
Accumulated other comprehensive loss	1,227	(259)
Accumulated deficit	(778,104)	(340,469)
Total Stockholders' (Deficit) Equity	325,235	(31,658)
Total liabilities and stockholders' equity (deficit)	$ 340,601	$ 18,678